Financial and capital risk management - Net investment hedge (Details) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) bbl	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Financial settlement inflows outflows	$ (83)	$ (197)	$ (34)
Nickel Revenue Hedging Programs Forward Options Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	6,300	39,575
Average strike per ton	34,929
Fair value of liabilities	$ 28	$ (26)
Financial settlement inflows outflows	(277)
Value at risk	11
Nickel Revenue Hedging Programs Forward Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	28
Nickel Revenue Hedge Program [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	28	(26)
Financial settlement inflows outflows	(277)
Value at risk	11
Nickel Revenue Hedge Program [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	28
Palladium Revenue Hedging Programs Call Options Sold [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities		$ (1)
Notional amount per barrel | bbl		44,228
Palladium Revenue Hedging Programs Put Options Bought [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities		$ 26
Financial settlement inflows outflows	15
Notional amount per barrel | bbl		44,228
Palladium Revenue Hedge Program [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities		$ 25
Financial settlement inflows outflows	$ 15